Revenues, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Time charter revenue	$ 48,873	$ 58,716
Ballast bonus	1,505	4,756
Other income	2,439	2,837
Total	$ 52,817	$ 66,309